Other current and non-current non-financial assets - Reimbursements for Exploration and Evaluation, Narrative (Details) - Chile - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non Metalic Exploration
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements exploration and evaluation	$ 11,417	$ 6,550
Metallic exploration
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements exploration and evaluation	$ 24,910	$ 11,604